ACQUISITIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ACQUISITIONS
Acquisitions

2. ACQUISITIONS

Recently Completed Acquisitions

The Company recently completed the following asset acquisitions, and allocated the purchase price as follows:

	The Hacienda	Lowell Farm
(in thousands)	Company, LLC	Services	Total
CONSIDERATION
Cash	$4,019	$-	$4,019
Transaction costs	428	190	618
Note payable and other obligations	3,115	9,000	12,115
Fair value of subordinate voting shares	34,358	9,610	43,968
Total consideration	$41,920	$18,800	$60,720

PURCHASE PRICE ALLOCATION
Assets Acquired
Inventories	$3,300	$-	$3,300
Accounts receivable - net	1,312	-	1,312
Land	-	8,261	8,261
Buildings	-	6,268	6,268
Equipment	-	1,221	1,221
Other tangible assets	739	-	739
Intangible assets - brands and tradenames	37,299	-	37,299
Intangible assets - technology and know-how and other	-	3,050	3,050
Liabilities assumed
Payables and other liabilities	(730)	-	(730)
Fair value of net assets acquired	$41,920	$18,800	$60,720
•	The Hacienda Company, LLC.

On February 25, 2021, the Company acquired substantially all of the assets of the Lowell Herb Co. and Lowell Smokes trademark brands, product portfolio, and production assets from The Hacienda Company, LLC for a purchase price of $41,920. Lowell Herb Co. is a leading California cannabis brand that manufactures and distributes distinctive and highly regarded premium packaged flower, pre-roll, concentrates, and vape products. The acquisition consideration was comprised of $4.1 million in cash and the issuance of 22,643,678 subordinate voting shares and obligations assumed. In connection with this acquisition, the Company completed a change in its corporate name to Lowell Farms Inc. effective March 1, 2021.

•	Lowell Farm Services

On June 29, 2021, the Company acquired real property and related assets of a first-of-its-kind cannabis drying and midstream processing facility located in Monterey County for a purchase price of $18,800. The 10-acre, 40,000 square foot processing facility will provide drying, bucking, trimming, sorting, grading, and packaging operations for up to 250,000 lbs. of wholesale cannabis flower annually. The new facility will process nearly all the cannabis that we grow at our existing cultivation operations. Additionally, we commissioned a new business unit called Lowell Farm Services (“LFS”), which will engage in fee-based processing services for regional growers from the Salinas Valley area. The acquisition consideration was comprised primarily of a note payable of $9.0 million and the issuance of 7,997,520 subordinate voting shares and obligations assumed. LFS operations became operational during the third quarter of 2021.

2. ACQUISITIONS

Completed Acquisitions

	(1)	(2)	(3)	(4)
		The Humble	The Hacienda	Lowell Farm
(in thousands)	Kaizen Inc.	Flower Co.	Company, LLC	Services	Total
CONSIDERATION
Contingent Payment	$50	$44	$-	$-	$94
Cash			4,019	-	4,019
Transaction costs			428	190	618
Note payable and other obligations	200	65	3,115	9,000	12,380
Fair value of subordinate voting shares	62	55	34,358	9,610	44,085
Total consideration	$312	$164	$41,920	$18,800	$61,196

PURCHASE PRICE ALLOCATION
Assets Acquired
Inventories	$-	$6	$3,300	$-	$3,306
Accounts receivable - net	-	-	1,312	-	1,312
Land	-	-	-	8,261	8,261
Buildings	-	-	-	6,268	6,268
Equipment	-	-	-	1,221	1,221
Other tangible assets	-	-	739		739
Intangible assets - brands and tradenames	250	158	37,299	-	37,707
Intangible assets - technology and know-how and other	208	-	-	3,050	3,258
Liabilities assumed
Payables and other liabilities	-	-	(730)	-	(730)
Fair value of net assets acquired	$458	$164	$41,920	$18,800	$61,342

The Company completed the following asset acquisitions, and allocated the purchase price as follows:

The Kaizen Inc. and The Humble Flower Co. acquisitions qualified as a business combination under ASC 805. The fair value of the assets acquired and the liabilities assumed for Kaizen Inc. and the Humble Flower Company were finalized in the quarter ended September 30, 2020. The Hacienda Company, LLC acquisition and the Lowell Farm Services acquisition qualified as asset acquisitions under ASU 2017.01. Consideration has been allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. No goodwill was recognized. The results of these acquisitions are included in the Company’s net earnings from the date of acquisition.

•	Kaizen Inc.

On May 1, 2019, the Company acquired all of the assets, global rights and business interests of Kaizen Inc. for a purchase price of $556 that will be paid as and if financial performance targets are met during the period beginning on May 1, 2019 and ending on April 30, 2023. Kaizen is a premium brand offering a full spectrum of cannabis concentrates. Effective July 15, 2020 the asset purchase agreement was modified, eliminating payments associated with meeting financial performance targets in exchange for the issuance of 225 thousand options to purchase Subordinate Voting Shares and a note payable of $200, with payments over two years. Had the modifications been reflected as of the date of acquisition, net assets would have decreased $223 at December 31, 2019 and net loss in 2019 would have been reduced by $21.

•	The Humble Flower Co.

On April 18, 2019, the Company acquired all of the assets, global rights and business interests associated with the brand Humble Flower Co. for a purchase price of $472 that will be paid as and if financial performance targets are met during the period beginning on April 19, 2019 and ending on April 18, 2023. The acquisition marks the Company’s expansion into cannabis-infused topical creams, balms, and oils. Effective September 1, 2020 the asset purchase agreement was modified, eliminating payments associated with meeting financial performance targets in exchange for the issuance of 225 thousand options to purchase Subordinate Voting Shares and a note payable of $65, with payments commencing on January 1, 2021 for 24 months. Had the modifications been reflected as of the date of acquisition, net assets would have decreased $308 at December 31, 2019 and net loss in 2019 would have been reduced by $34.

•	The Hacienda Company, LLC.

On February 25, 2021, the Company acquired substantially all of the assets of the Lowell Herb Co. and Lowell Smokes trademark brands, product portfolio, and production assets from The Hacienda Company, LLC for a purchase price of $41,920. Lowell Herb Co. is a leading California cannabis brand that manufactures and distributes distinctive and highly regarded premium packaged flower, pre-roll, concentrates, and vape products. The acquisition consideration was comprised of $4.1 million in cash and the issuance of 22,643,678 subordinate voting shares and obligations assumed. In connection with this acquisition, the Company completed a change in its corporate name to Lowell Farms Inc. effective March 1, 2021.

•	Lowell Farm Services

On June 29, 2021, we acquired real property and related assets of a cannabis drying and midstream processing facility located in Monterey County for a purchase price of $18,800. The 10-acre, 40,000 square foot processing facility will provide drying, bucking, trimming, sorting, grading, and packaging operations for up to 250,000 lbs. of wholesale cannabis flower annually. The new facility will process nearly all the cannabis that we grow at our existing cultivation operations. Additionally, we commissioned a new business unit called Lowell Farm Services (“LFS”), which will engage in fee-based processing services for regional growers from the Salinas Valley area. The acquisition consideration was comprised primarily of a note payable of $9.0 million and the issuance of 7,997,520 subordinate voting shares and obligations assumed. LFS operations became operational during the third quarter of 2021.

Terminated Acquisition

On May 14, 2019, the Company entered into a definitive agreement to acquire the assets of W The Brand (“W Vapes”), a manufacturer and distributor in Nevada and Oregon of cannabis concentrates, cartridges and disposable pens, in a cash and stock transaction. Under the terms of the agreement, the purchase consideration to W Vapes shareholders consisted of $10 million in cash and $10 million in Subordinate Voting Shares (based on a deemed value of CDN$15.65 per share). In November 2019, the definitive agreement was amended whereby the Company advanced $2 million in non-recourse funds to the seller in exchange for release of $10 million of cash held in escrow related to the acquisition and in December 2019, the Company purchased the Las Vegas, Nevada facility for $4.1 million.

On July 17, 2020, the Company announced the termination of the definitive agreement with W Vapes and the obligation to acquire the assets of W Vapes was terminated. The termination coincided with an asset acquisition announcement between W Vapes and Planet 13 Holdings Inc. (“Planet 13”). Additionally, the Company sold the Las Vegas facility to certain affiliates of Planet 13 for a cash payment of approximately $500, and an additional cash payment of approximately $2.8 million upon regulatory approval of the W Vapes and Planet 13 transaction which was received in January 2021, and in the third quarter the Company finalized a note payable of $843 to the owners of W Vapes, payable coinciding with the receipt of the $2.8 million payment from the facility sale, which was paid in January 2021. As a result, the Company reflected a $4.4 million loss in loss on termination of investments, net on its consolidated statement of operations for the year ended December 31, 2020.